Intangible Assets and Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Text block [abstract]
Schedule of Reconciliation of Changes in Intangible Assets and Goodwill
The changes in the carrying amount of goodwill and intangible assets for the six months ended June 30, 2021 and the year ended December 31, 2020 were as follows:

	Goodwill	Development Costs	Intangibles under Development	Customer Relationships	Trademarks	Choice Physician Network	Licenses	Total other intangible assets (excluding goodwill)
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Cost
Balance at January 1, 2020	61	15,559	28,873	—	—	—	—	44,432
Acquisitions through business combinations	17,771	—	—	3,100	3,300	1,500	—	7,900
Additions	—	940	43,027	—	—	—	—	43,967
Transfers	—	51,932	(51,932)	—	—	—	—	—
Effect of movements in foreign exchange	—	631	1,170	—	—	—	—	1,801

Balance at December 31, 2020	17,832	69,061	21,138	3,100	3,300	1,500	—	98,100
Balance at January 1, 2021	17,832	69,061	21,138	3,100	3,300	1,500	—	98,100
Acquisitions through business combinations	13,471	—	—	10,800	1,900	3,500	590	16,790
Additions	—	—	17,012	—	—	—	—	17,012
Transfers	—	14,903	(14,903)	—	—	—	—	—
Effect of movements in foreign exchange	—	871	230		—	—	—	1,101

Balance at June 30, 2021	31,303	84,835	23,477	13,900	5,200	5,000	590	133,002
Amortization and impairment
Balance at January 1, 2020	—	680	—	—	—	—	—	680
Amortization for the year	—	10,157	—	845	83	—	—	11,085
Impairment charge	—	6,436	—	—	—	38	—	6,474

	Goodwill	Development Costs	Intangibles under Development	Customer Relationships	Trademarks	Choice Physician Network	Licenses	Total other intangible assets (excluding goodwill)
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Effect of movements in foreign exchange	—	1,007	—	—	—	—	—	1,007

Balance at December 31, 2020	—	18,280	—	845	83	38	—	19,246
Balance at January 1, 2021	—	18,280	—	845	83	38	—	19,246
Amortization for the period	—	8,995	—	1,826	212	162	15	11,210
Impairment charge	—	—	—	—	—	—	—	—
Effect of movements in foreign exchange	—	215	—	—	—	—	—	215

Balance at June 30, 2021	—	27,490	—	2,671	295	200	15	30,671
Net book value
At January 1, 2020	—	14,878	28,873	—	—	—	—	43,751
At December 31, 2020 and January 1, 2021	17,832	50,780	21,138	2,255	3,217	1,462	—	78,853

At June 30, 2021	31,303	57,345	23,477	11,229	4,905	4,800	575	102,331

The changes in the carrying amount of goodwill and intangible assets for fiscal years 2020 and 2019 were as follows:

	Goodwill	Development Costs	Intangibles under Development	Customer Relationships	Trademarks	Choice Physician Network	Total other intangible assets (excl goodwill)
	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Cost
Balance at January 1, 2019	—	544	7,591	—	—	—	8,135
Acquisitions through business combinations	61	—	—	—	—	—	—
Additions	—	—	36,036	—	—	—	36,036
Transfers		15,004	(15,004)
Effect of movements in foreign exchange	—	10	250	—	—	—	260

Balance at December 31, 2019	61	15,558	28,873	—	—	—	44,431

Balance at January 1, 2020	61	15,558	28,873	—	—	—	44,431
Acquisitions through business combinations	17,771	—	—	3,100	3,300	1,500	7,900

	Goodwill	Development Costs	Intangibles under Development	Customer Relationships	Trademarks	Choice Physician Network	Total other intangible assets (excl goodwill)
	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Additions	—	940	43,027	—	—	—	43,967
Transfers		51,932	(51,932)				—
Effect of movements in foreign exchange	—	632	1,170	—	—	—	1,802

Balance at December 31, 2020	17,832	69,062	21,138	3,100	3,300	1,500	98,100

Amortization and impairment
Balance at January 1, 2019	—	19	—	—	—	—	19
Amortization for the year	—	643	—	—	—	—	643
Impairment charge	—	—	—	—	—	—	—
Effect of movements in foreign exchange	—	18	—	—	—	—	18

Balance at December 31, 2019	—	680	—	—	—	—	680

Balance at January 1, 2020	—	680	—	—	—	—	680
Amortization for the year	—	10,157	—	845	83	38	11,123
Impairment charge	—	6,436	—	—	—	—	6,436
Effect of movements in foreign exchange	—	1,008	—	—	—	—	1,008

Balance at December 31, 2020	—	18,281	—	845	83	38	19,247

Net book value
At January 1, 2019	—	525	7,591	—	—	—	8,116
At December 31, 2019 and January 1, 2020	61	14,878	28,873	—	—	—	43,751

At December 31, 2020	17,832	50,781	21,138	2,255	3,217	1,462	78,853